Non-controlling interests and redeemable non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2022
Noncontrolling Interest [Abstract]
Schedule of Net Loss Attributable to Non-controlling Interests
Net effect attributable to non-controlling interests consists of the following:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$31,100	$19,579	$71,961	$41,521
Non-controlling interests - redeemable tax equity partnership units	1,337	1,707	2,936	3,425
Other net earnings attributable to:
Non-controlling interests	(416)	(349)	(1,934)	(4,044)
	$32,021	$20,937	$72,963	$40,902
Redeemable non-controlling interest, held by related party	(3,086)	(2,617)	(5,661)	(5,298)
Net effect of non-controlling interests	$28,935	$18,320	$67,302	$35,604